Loss Per Share - Schedule of Computation of Potentially Anti-Dilutive Securities (Detail) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	62,468,172	99,267,557	1,910,740,318
Preferred Shares outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share			1,667,342,650
Convertible Redeemable Class B Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share			90,491,694
Share Options and RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	62,468,172	99,267,557	152,905,974